Investment instruments	6 Months Ended
Jun. 30, 2021
Text block [Abstract]
Investment instruments

Note 6 – Investment instruments

a)	Investment instruments at fair value through other comprehensive income and at amortized cost

As of June 30, 2021 and December 31, 2020, the detail of financial instruments measured at FVOCI and at amortized cost is as follows:

	As of June 30, 2021			As of December 31, 2020
	At FVOCI	At amortized cost	Totals	At FVOCI	At amortized cost	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt instruments	3,903,774	173,227	4,077,001	3,960,104	111,542	4,071,646
Equity instruments	10,424	—	10,424	10,795	—	10,795
Totals	3,914,198	173,227	4,087,425	3,970,899	111,542	4,082,441

b)	Debt instruments at fair value through other comprehensive income and at amortized cost

As of June 30,2021 and December 31, 2020, the detail of financial instruments measured at FVOCI and at amortized cost is as follows:

	As of June 30, 2021			As of December 31, 2020
	At FVOCI	At amortized cost	Totals	At FVOCI	At amortized cost	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	1,493,570	—	1,493,570	1,170,841	—	1,170,841
Chilean Treasury bonds	1,638,745	—	1,638,745	1,783,765	—	1,783,765
Other goverment securities	116,507	—	116,507	101,573	—	101,573
Other local institutions financial instruments
Time deposits in local banks	8,908	—	8,908	14,856	—	14,856
Mortgage finance bonds	24	—	24	30	—	30
Chilean financial institutions bonds	115,012	—	115,012	277,163	—	277,163
Other local financial investments	19,105	—	19,105	—	—	—
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	334,591	—	334,591	217,185	—	217,185
Other foreign financial instruments	177,312	173,227	350,539	394,691	111,542	506,233
Investments not quoted in active markets			—			—
Corporate bonds	—	—	—	—	—	—
Totals	3,903,774	173,227	4,077,001	3,960,104	111,542	4,071,646

As of June 30, 2021 this total includes MCh$1,178,771, included in “Cash and cash equivalents” which corresponds to those financial instruments with maturities that do not exceed three months from their dates of acquisition.

As of June 30, 2021, the portfolio at FVTOCI includes an unrealized loss of MCh$83,917, presented in Equity as valuation accounts, distributed among a loss of MCh$86,298 attributable to equity holders and a gain of MCh$2,381 attributable to non-controlling interest.

As of June 30, 2021, the portfolio of financial instruments at FVTOCI includes financial instruments for an amount of Ch$837,869 million (Ch$319,213 million as of December 31,2020) pledged as collateral to the Central Bank of Chile (BCCh) in order to access the new Conditional Funding Facility (FCIC). This program was implemented by the BCCh as a measure to support liquidity and credit access as a response to the financial needs generated by the Covid-19 pandemic. Further disclosures on FCIC are included in Note 9.

Note 6 – Investment instruments, continued

c)	Impairment of debt instruments at fair value through other comprehensive income and at amortized cost

As of June, 2021 and December 31, 2020, the portfolios of debt securities classified as investment instruments at fair value through other comprehensive income includes impairment movements as summarized below:

Financial instruments at FVOCI
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2021	(911)	—	—	(911)
Changes in the allowances
- Net transfer stage 1	—	—	—	—
- Net transfer stage 2	—	—	—	—
- Net transfer stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	658	—	—	658
- Charge-Offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	—	—	—	—
Financial assets that have been derecognized	—	—	—	—
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of June 30, 2021	(253)	—	—	(253)

	Financial instruments at FVOCI
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2020	(2,310)	—	—	(2,310)
Changes in the allowances
- Net transfer stage 1	—	—	—	—
- Net transfer stage 2	—	—	—	—
- Net transfer stage 3	—	—	—	—
- Increases due to change in credit risk	(210)	—	—	(210)
- Decreases due to change in credit risk	1,127	—	—	1,127
- Charge-Offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	(40)	—	—	(40)
Financial assets that have been derecognized	522	—	—	522
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of December 31, 2020	(911)	—	—	(911)

Note 6 – Investment instruments, continued

As of June, 2021 and December 31, 2020 the portfolios of investment instruments at amortized cost includes impairment movements as summarized below:

Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2021	(101)	—	—	(101)
Changes in the allowances
- Net transfer stage 1	—	—	—	—
- Net transfer stage 2	—	—	—	—
- Net transfer stage 3	—	—	—	—
- Increases due to change in credit risk	(6)	—	—	(6)
- Decreases due to change in credit risk	102	—	—	102
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	—	—	—	—
Financial assets that have been derecognized	—	—	—	—
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of June 30, 2021	(5)	—	—	(5)

Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2020	(24)	—	—	(24)
Changes in the allowances
- Net transfer stage 1	—	—	—	—
- Net transfer stage 2	—	—	—	—
- Net transfer stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	(86)	—	—	(86)
Financial assets that have been derecognized	9	—	—	9
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of December 31, 2020	(101)	—	—	(101)

Note 6 – Investment instruments, continued

d)	Unrealized gains and losses of the portfolio at FVTOCI

Unrealized gains and losses of the FVTOCI portfolio as of as of June, 2021 and December 31, 2020 are detailed as follows:

	As of June 30, 2021				As of December 31, 2020
	Acquisition	Unrealized		Fair	Acquisition	Unrealized		Fair
	cost	Gain	Losses	value	cost	Gain	Losses	value

Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	1,494,132	29	(591)	1,493,570	1,171,350	29	(538)	1,170,841
Chilean Treasury bonds	1,729,487	164	(90,906)	1,638,745	1,781,626	8,989	(6,850)	1,783,765
Other government securities	114,329	2,400	(222)	116,507	96,924	4,409	240	101,573
Other local institutions financial instruments
Time deposits in local banks	8,885	23	—	8,908	14,622	252	(18)	14,856
Mortgage finance bonds	24	—	—	24	29	1	—	30
Chilean financial institutions bonds	115,412	662	(1,062)	115,012	273,028	4,135	—	277,163
Other local financial instruments	18,261	879	(35)	19,105	—	—	—	—
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	329,314	15,153	(9,876)	334,591	193,389	23,848	(52)	217,185
Other foreign financial instruments	177,855	582	(1,125)	177,312	391,058	3,724	(91)	394,691
Investments not quoted in active markets
Corporate bonds	—	—		—	—	—	—	—
Equity instruments
Unlisted securities	7,643	3,036	(255)	10,424	6,466	4,329	—	10,795
Totals	3,995,342	22,928	(104,072)	3,914,198	3,928,492	49,716	(7,309)	3,970,899

Note 6 – Investment instruments, continued

e)	Equity instruments at fair value through other comprehensive income

As of June, 2021 and December 31, 2020 the portfolio of equity investment instruments at fair value through comprehensive income are detail as follows:

	2021	2020
Unlisted securities	MCh$	MCh$
Domestic entities
Stock Exchanges	4,068	4,616

Foreign entities
A.C.H Colombia	1,205	1,173
Redeban Multicolor S.A.	770	717
Cámara de Compensación Divisas de Colombia S.A. (*)	—	309
Cámara de Riesgo Central de Contraparte S.A. (*)	338	—
Bolsa de Valores de Colombia	969	969
Credibanco	3,072	2,990
Others	2	21
Totals	10,424	10,795

(*) During 2021 Cámara de Compensación Divisas de Colombia S.A. merged with Cámara de Riesgo Central de Contraparte S.A. where by the bank received a participation on Cámara de Riesgo Central de Contraparte S.A.as a result of the transaction..

Note 6 – Investment instruments, continued

Amounts recognized in profit or loss

For the six-month periods ended June 30, 2021 and 2020, the following gains and losses were recognized in profit or loss:

	2021	2020
	MCh$	MCh$
Dividends from equity investments held at FVOCI recognized in profit or loss	1,338	1,185
Related to investments derecognized during the period	757	51,517
Related to investments held at the end of the reporting period	—	—
Totals	2,095	52,702